Discontinued Operations (Details 2) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations And Disposal Group [Line Items]
Net cash provided by (used in) discontinued operations	₪ (198,673)	₪ 269,775	₪ 17,682
Operating activities [Member]
Discontinued Operations And Disposal Group [Line Items]
Net cash provided by (used in) discontinued operations	8,103	384,897	(69,969)
Other investment activities [Member]
Discontinued Operations And Disposal Group [Line Items]
Net cash provided by (used in) discontinued operations	(10,749)	326,419	78,156
Other financing activities [Member]
Discontinued Operations And Disposal Group [Line Items]
Net cash provided by (used in) discontinued operations	₪ (196,027)	₪ (441,541)	₪ (25,869)